Stockholders' Equity - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			1 Months Ended	9 Months Ended			1 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended			1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Class B Common Stock	Sep. 30, 2013 Class B Common Stock	Sep. 30, 2012 Class B Common Stock	Sep. 30, 2013 General Partner	Mar. 31, 2013 Class A Common Stock	Mar. 31, 2013 Class C Common Stock	Sep. 30, 2013 Class C Common Stock	Mar. 31, 2013 Convertible preferred stock	Sep. 30, 2013 Convertible preferred stock	Sep. 30, 2013 Restricted Stock	Jul. 17, 2013 Restricted Stock	Mar. 31, 2013 Restricted Stock Class A Common Stock
Class of Stock [Line Items]
Partnership distributions	$ 245,100,000	$ 134,600,000	$ 135,039,000	$ 122,822,000	$ 54,338,000				$ 19,300,000
Distribution Made to Limited Partner, Cash Distributions Declared		12,500,000
Pre-offering related compensation - shared based awards	$ 380,523,000	$ 85,907,000	$ 101,682,000	$ (21,082,000)	$ 79,071,000		$ 65,700,000	$ 54,000,000
Number of shares issued on IPO						26,271,120				12,712,279	28,442,643	559,316	2,565,463
Grants in period															1,575,157		16,670
Exchange ratio to common stock														One-for-one			One-for-one
Shares, Issued															1,575,157	1,575,157
Number of Shares Cancelled							641,971